Business Segment Information (Components of Segment Profit or Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ 845,459	¥ 894,235	¥ 734,860
Other income	21,949	144,735	23,728
Other expenses	(67,958)	(27,322)	(59,539)
Consolidated income before income taxe	799,450	1,011,648	699,049
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	917,647	968,910	798,943
Operating Segments | Game & Network Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	238,400	311,092	177,478
Operating Segments | Music
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	142,345	232,487	127,786
Operating Segments | Pictures
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	68,157	54,599	41,110
Operating Segments | Electronics Products & Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	87,276	76,508	133,129
Operating Segments | Imaging & Sensing Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	235,584	143,874	164,023
Operating Segments | Financial Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	129,597	161,477	178,947
Operating Segments | All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	16,288	(11,127)	(23,530)
Corporate and Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ (72,188)	¥ (74,675)	¥ (64,083)